Loan Securitization (Quantitative Information About The Premium Finance Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quantitative Information About The Premium Finance Receivables [Line Items]
Total Amount of Loans	$ 10,521,377	$ 9,599,886	$ 730,144
Amount of Loans 30 days or More Past Due or on Nonaccrual			31,763
Net Credit Write-offs during the Year			7,502
Premium Finance Receivables - Commercial [Member]
Quantitative Information About The Premium Finance Receivables [Line Items]
Total Amount of Loans	1,412,454	1,265,500	1,324,015
Amount of Loans 30 days or More Past Due or on Nonaccrual			46,072
Net Credit Write-offs during the Year			7,537
Premium Finance Receivables - Commercial Securitized [Member]
Quantitative Information About The Premium Finance Receivables [Line Items]
Total Amount of Loans			593,871
Amount of Loans 30 days or More Past Due or on Nonaccrual			14,309
Net Credit Write-offs during the Year			$ 35